Note 13 - Lease Liabilities and Other Loans - Lease Amounts Included in Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Right-of-use assets		$ 10,056	$ 7,464
Non-current lease liabilities		6,776	4,723
Current lease liabilities		3,659	2,840
Total lease liabilities		10,434	7,564
Interest expense (included in finance expense)		356	242
Expense relating to short-term leases (included in other operating expenses)		1,254	2,609
Foreign exchange (gain) loss		(196)	103
Total lease-related expenses		5,441	6,431
Office properties [member]
Statement Line Items [Line Items]
Right-of-use assets	[1]	6,343	6,307
Depreciation expense of right-of-use assets		1,664	2,047
Equipment 1 [member]
Statement Line Items [Line Items]
Right-of-use assets		3,713	1,157
Depreciation expense of right-of-use assets		$ 1,971	$ 1,636

[1]	Additions to and remeasurements of the right-of-use assets during the 2020 financial year were US$1.1 million.